Investment in debt securities, Carrying Amount and Unrealized Gains of Trading Debt Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Carrying Amount and Unrealized Gains [Abstract]
Carrying amount	$ 554,924	$ 0
Unrealized gains	4,069	$ 0	$ 0
Trading Debt Securities [Member]
Debt Securities, Carrying Amount and Unrealized Gains [Abstract]
Carrying amount	554,924
Unrealized gains	$ 4,069